Description of Business (Details Narrative) - USD ($)			9 Months Ended
	Apr. 19, 2022	Apr. 14, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Working capital					$ 1,156,998
Initial public offering			$ 14,202,975
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Initial public offering	$ 14,200,000	$ 14,200,000